SEGMENTS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS	SEGMENTSFollowing the Merger, Dole has the following four reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA, Diversified Fresh Produce – Americas & ROW and Fresh Vegetables. The Company’s reportable segments are based on (i) financial information reviewed by the CODM, (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, U.K., Swedish, Danish, South African, Eastern European and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s U.S., Canadian, Chilean, Peruvian, Argentinian and Indian businesses, all of which market globally and locally-sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Fresh Vegetables: The Fresh Vegetables reportable segment includes operations related to the sale of value-added salads, which include salad and meal kits, and fresh-packed vegetables, which include produce such as iceberg, romaine, leaf lettuces and celery. These products are sourced from North America, and substantially all revenue is generated in North America.
Prior to the acquisition of Legacy Dole, Total Produce considered its 45.0% share in Legacy Dole to be a reportable segment. As such, operating results prior to the Acquisition Date related to Total Produce’s share in Legacy Dole are separately reported.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the primary financial measures. All transactions between reportable segments are eliminated in consolidation. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
Adjusted EBITDA is reconciled below to net income by (1) subtracting the income tax expense or adding the income tax benefit; (2) subtracting interest expense; (3) subtracting depreciation charges; (4) subtracting amortization charges; (5) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (6) other items which are separately stated based on materiality, which include subtracting merger, transaction and other related costs, subtracting nonrecurring incremental costs for produce recalls, adding or subtracting asset write-downs, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, subtracting the incremental costs from the fair value uplift for biological assets and inventory related to the acquisition of Legacy Dole, subtracting impairment charges on property, plant and equipment, adding the fair value gain or subtracting the fair value loss on the acquisition of investments previously accounted for under the equity method, subtracting the gain or adding the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on asset sales for assets held-for-sale and actively marketed property and subtracting restructuring charges and costs for legal matters not in the ordinary course of business; and (7) other adjustments from equity method investments, which includes the Company’s share of these items within equity method earnings.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$3,047,149	$1,133,038	$—
Diversified Fresh Produce – EMEA	3,152,561	3,383,009	3,119,746
Diversified Fresh Produce – Americas & ROW	1,965,667	1,465,025	1,226,193
Fresh Vegetables	1,205,902	510,687	—
Total segment revenue	9,371,279	6,491,759	4,345,939
Intersegment revenue	(142,426)	(37,357)	—
Total consolidated revenue, net	$9,228,853	$6,454,402	$4,345,939

Segment Adjusted EBITDA:
Fresh Fruit	$212,175	$26,965	$—
Diversified Fresh Produce – EMEA	114,718	128,098	105,089
Diversified Fresh Produce – Americas & ROW	44,277	41,737	32,335
Fresh Vegetables	(33,446)	(27)	—
Legacy Dole	—	93,353	114,117
Adjustments:
Income tax benefit (expense)	34,059	13,333	(18,130)
Interest expense	(61,485)	(27,030)	(10,523)
Depreciation	(120,104)	(61,551)	(24,634)
Amortization of intangible assets	(10,893)	(11,404)	(11,548)
Merger, transaction and other related costs	—	(30,072)	(396)
Mark to market (losses) gains	(3,049)	3,160	(1,152)
Gain on asset sales	10,316	—	—
Impairment of property, plant and equipment	(397)	—	(1,210)
Produce recalls	(15,809)	(17,649)	—
Incremental charges on biological assets and inventory related to acquisition of Legacy Dole	(41,145)	(65,916)	—
Other items	627	959	—
Items in equity method earnings:
Dole’s share of depreciation	(8,072)	(30,390)	(45,135)
Dole’s share of amortization	(2,542)	(3,218)	(2,895)
Dole’s share of income tax expense	(5,623)	(27,297)	(22,329)
Dole’s share of interest expense	(1,731)	(18,282)	(34,631)
Dole’s share of other items	(186)	2,039	(7,706)
Net income	$111,690	$16,808	$71,252
Country of Domicile and Geographic Disclosures
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
United States	$4,402,474	$2,313,358	$1,072,472
U.K.	782,497	796,474	687,760
Spain	615,417	637,123	592,306
Sweden	574,682	613,911	549,447
Ireland	394,981	416,410	404,482
Other	2,458,802	1,677,126	1,039,472
Total revenue, net	$9,228,853	$6,454,402	$4,345,939
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2022 and December 31, 2021 were as follows:

	Year Ended
	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
United States	$382,883	$395,437
Costa Rica	261,793	296,987
Vessels and containers on-the-water or in-transit	207,621	234,959
Honduras	108,993	117,419
Chile	94,150	88,482
Ecuador	85,200	88,011
U.K.	35,256	36,995
Czech Republic	30,913	32,636
Sweden	28,189	30,793
Denmark	24,266	26,578
Spain	24,089	24,993
Ireland	23,174	23,523
Other	36,780	34,037
Total long-lived assets	$1,343,307	$1,430,850